DEBT AND FINANCE LEASE LIABILITIES - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current:
Finance lease liabilities	$ 140	$ 1,070
Debt and finance lease liabilities, current	140	5,170
Non-current:
Finance lease liabilities	408	13,956
Long-term debt and finance lease liabilities, net of current portion	25,047	13,956
Notes Payable to Banks
Current:
Term note	0	4,100
Promissory Note | Notes Payable, Other Payables
Non-current:
Promissory note	$ 24,639	$ 0